UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	7-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Real Estate Fund

July 31, 2013

Global Real Estate - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%

AUSTRALIA — 5.0%
Charter Hall Group	145,724	504,288
Goodman Group	180,590	766,166
Mirvac Group	501,207	738,836
Westfield Group	126,610	1,276,874

		3,286,164

BRAZIL — 1.0%
Aliansce Shopping Centers SA	49,500	456,085
BR Malls Participacoes SA	20,800	183,990

		640,075

CANADA — 3.6%
Brookfield Asset Management, Inc. Class A	44,830	1,657,365
Brookfield Office Properties, Inc.	40,291	682,127

		2,339,492

CHINA — 3.8%
China Overseas Land & Investment Ltd.	316,000	910,645
China Resources Land Ltd.	158,000	433,932
Country Garden Holdings Co.	992,000	560,235
Shimao Property Holdings Ltd.	266,500	561,480

		2,466,292

FRANCE — 2.6%
Gecina SA	2,340	287,083
Unibail-Rodamco SE	5,749	1,393,116

		1,680,199

GERMANY — 0.8%
Deutsche Annington Immobilien SE(1)	14,003	338,114
TAG Immobilien AG	15,583	184,505

		522,619

HONG KONG — 7.9%
Cheung Kong Holdings Ltd.	73,000	1,025,968
Galaxy Entertainment Group Ltd.(1)	78,000	410,839
Henderson Land Development Co. Ltd.	67,000	418,124
New World Development Co. Ltd.	291,000	425,491
Sands China Ltd.	77,200	417,575
Sun Hung Kai Properties Ltd.	86,000	1,147,687
Wharf Holdings Ltd.	126,000	1,084,442
Wheelock & Co. Ltd.	46,000	239,620

		5,169,746

INDONESIA — 0.6%
PT Lippo Karawaci Tbk	1,587,500	197,713
PT Pakuwon Jati Tbk	6,132,500	226,743

		424,456

JAPAN — 11.0%
GLP J-REIT	555	544,173

Japan Real Estate Investment Corp.	42	444,408
Mitsubishi Estate Co. Ltd.	47,000	1,195,762
Mitsui Fudosan Co. Ltd.	60,000	1,815,749
Nippon Building Fund, Inc.	58	632,070
Nippon Prologis REIT, Inc.	40	347,258
Sekisui House Ltd.	25,000	323,512
Sumitomo Realty & Development Co. Ltd.	32,000	1,341,640
Tokyo Tatemono Co. Ltd.	67,000	557,706

		7,202,278

MEXICO — 1.1%
Corp. Inmobiliaria Vesta SAB de CV	188,212	391,668
Fibra Uno Administracion SA de CV	113,598	362,866

		754,534

NETHERLANDS — 0.9%
Corio NV	14,236	622,804

PHILIPPINES — 0.6%
Ayala Land, Inc.	611,900	424,089

SINGAPORE — 3.4%
CapitaMalls Asia Ltd.	419,000	657,753
Global Logistic Properties Ltd.	438,000	978,809
Keppel Land Ltd.	215,000	624,267

		2,260,829

SOUTH AFRICA — 0.9%
Growthpoint Properties Ltd.	247,096	622,655

TAIWAN — 0.5%
Huaku Development Co. Ltd.	107,000	345,409

THAILAND — 0.5%
Central Pattana PCL	150,200	206,345
Quality Houses PCL	1,051,500	91,376

		297,721

UNITED KINGDOM — 6.9%
Big Yellow Group plc	81,451	538,997
British Land Co. plc	57,216	520,063
Countrywide plc(1)	71,605	665,557
Derwent London plc	16,512	605,616
Great Portland Estates plc	68,345	578,072
Land Securities Group plc	49,414	713,373
Taylor Wimpey plc	227,696	368,898
Unite Group plc	90,195	535,528

		4,526,104

UNITED STATES — 46.9%
American Tower Corp.	18,703	1,323,985
Apartment Investment & Management Co., Class A	44,629	1,311,200
Brookdale Senior Living, Inc.(1)	44,359	1,291,734
Camden Property Trust	21,439	1,512,307
Cousins Properties, Inc.	112,206	1,150,112
DCT Industrial Trust, Inc.	178,888	1,343,449
DDR Corp.	84,710	1,446,847
Douglas Emmett, Inc.	54,415	1,360,919

Extra Space Storage, Inc.	33,971	1,428,481
Forest City Enterprises, Inc. Class A(1)	78,672	1,378,333
Host Hotels & Resorts, Inc.	89,383	1,596,380
Kilroy Realty Corp.	26,830	1,404,282
Las Vegas Sands Corp.	15,198	844,553
Macerich Co. (The)	26,060	1,617,023
Parkway Properties, Inc.	69,519	1,216,582
Post Properties, Inc.	28,239	1,313,678
ProLogis, Inc.	39,646	1,520,821
Simon Property Group, Inc.	21,983	3,518,599
Taubman Centers, Inc.	19,340	1,416,075
UDR, Inc.	58,215	1,457,704
Wyndham Worldwide Corp.	21,447	1,336,148

		30,789,212

TOTAL COMMON STOCKS (Cost $62,535,366)		64,374,678

RIGHTS†
New World Development Co., Ltd.(1) (Cost $—)	3,238	—
TEMPORARY CASH INVESTMENTS — 0.7%
Federal Home Loan Bank Discount Notes, 0.00%, 8/1/13(2)	466,000	466,000
SSgA U.S. Government Money Market Fund	249	249

TOTAL TEMPORARY CASH INVESTMENTS (Cost $466,249)		466,249

TOTAL INVESTMENT SECURITIES — 98.7% (Cost $63,001,615)		64,840,927

OTHER ASSETS AND LIABILITIES — 1.3%		828,109

TOTAL NET ASSETS — 100.0%		$65,669,036

Sub-Industry Allocation
(as a % of net assets)
Diversified Real Estate Activities		17.5%
Retail REITs		17.2%
Office REITs		9.6%
Real Estate Operating Companies		9.2%
Residential REITs		8.5%
Real Estate Development		7.7%
Specialized REITs		7.4%
Industrial REITs		6.8%
Diversified REITs		6.5%
Casinos and Gaming		2.5%
Hotels, Resorts and Cruise Lines		2.0%
Health Care Facilities		2.0%
Homebuilding		1.1%
Cash and Equivalents*		2.0%

 *     Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	2,339,492	31,245,974	—
Domestic Common Stocks	30,789,212	—	—
Rights	—	—	—
Temporary Cash Investments	249	466,000	—
Total Value of Investment Securities	33,128,953	31,711,974	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$64,886,640
Gross tax appreciation of investments	$1,758,963
Gross tax depreciation of investments	(1,804,676)
Net tax appreciation (depreciation) of investments	$(45,713)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

July 31, 2013

Real Estate - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%

CASINOS AND GAMING — 1.3%
Las Vegas Sands Corp.	332,800	18,493,696

DIVERSIFIED REITs — 3.4%
Cousins Properties, Inc.	1,286,564	13,187,281
Spirit Realty Capital, Inc.	1,141,300	10,420,069
Vornado Realty Trust	316,800	26,867,808

		50,475,158

HEALTH CARE FACILITIES — 0.9%
Brookdale Senior Living, Inc.(1)	452,000	13,162,240

HOTELS, RESORTS AND CRUISE LINES — 1.9%
Starwood Hotels & Resorts Worldwide, Inc.	69,200	4,577,580
Wyndham Worldwide Corp.	368,500	22,957,550

		27,535,130

INDUSTRIAL REITs — 6.7%
DCT Industrial Trust, Inc.	3,178,600	23,871,286
First Industrial Realty Trust, Inc.	835,900	13,675,324
ProLogis, Inc.	1,610,200	61,767,272

		99,313,882

MORTGAGE REITs — 0.5%
New Residential Investment Corp.	1,131,400	7,501,182

OFFICE REITs — 13.3%
Boston Properties, Inc.	369,600	39,528,720
Corporate Office Properties Trust	654,900	16,686,852
Digital Realty Trust, Inc.	381,300	21,082,077
Douglas Emmett, Inc.	909,900	22,756,599
Duke Realty Corp.	1,416,800	23,334,696
Hudson Pacific Properties, Inc.	397,500	8,625,750
Kilroy Realty Corp.	674,900	35,324,266
Parkway Properties, Inc.	840,900	14,715,750
SL Green Realty Corp.	151,800	13,760,670

		195,815,380

REAL ESTATE OPERATING COMPANIES — 1.3%
Forest City Enterprises, Inc. Class A(1)	1,125,200	19,713,504

RESIDENTIAL REITs — 16.7%
Apartment Investment & Management Co., Class A	837,600	24,608,688
AvalonBay Communities, Inc.	318,600	43,119,324
Camden Property Trust	482,500	34,035,550
Equity Residential	970,300	54,336,800
Essex Property Trust, Inc.	183,600	29,612,844
Post Properties, Inc.	398,300	18,528,916
Sun Communities, Inc.	162,100	7,848,882
UDR, Inc.	1,361,400	34,089,456

		246,180,460

RETAIL REITs — 29.4%
Acadia Realty Trust	308,500	7,953,130

CBL & Associates Properties, Inc.	866,500	19,730,205
DDR Corp.	1,785,900	30,503,172
Equity One, Inc.	564,400	13,060,216
General Growth Properties, Inc.	1,909,000	39,592,660
Kimco Realty Corp.	1,075,300	24,248,015
Macerich Co. (The)	755,200	46,860,160
National Retail Properties, Inc.	416,600	14,576,834
Realty Income Corp.	489,500	21,249,195
Regency Centers Corp.	259,400	13,678,162
Simon Property Group, Inc.	1,008,200	161,372,492
Taubman Centers, Inc.	331,700	24,287,074
Weingarten Realty Investors	555,000	17,382,600

		434,493,915

SPECIALIZED REITs — 24.2%
Extra Space Storage, Inc.	750,200	31,545,910
HCP, Inc.	1,127,900	49,480,973
Health Care REIT, Inc.	884,000	57,009,160
Host Hotels & Resorts, Inc.	2,741,900	48,970,334
Pebblebrook Hotel Trust	459,400	12,243,010
Public Storage	452,200	71,999,284
RLJ Lodging Trust	713,600	17,283,392
Sunstone Hotel Investors, Inc.(1)	869,100	11,246,154
Ventas, Inc.	872,500	57,358,150

		357,136,367

TOTAL COMMON STOCKS (Cost $1,106,442,544)		1,469,820,914

TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $460,898), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $452,095)		452,094
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,844,548), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $1,808,375)		1,808,374
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $1,392,743), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $1,365,803)		1,365,802
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,626,270)		3,626,270

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,110,068,814)		1,473,447,184

OTHER ASSETS AND LIABILITIES — 0.2%		2,479,213

TOTAL NET ASSETS — 100.0%		$1,475,926,397

Notes to Schedule of Investments

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	1,469,820,914	—	—
Temporary Cash Investments	—	3,626,270	—
Total Value of Investment Securities	1,469,820,914	3,626,270	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,184,656,655
Gross tax appreciation of investments	$294,946,417
Gross tax depreciation of investments	(6,155,888)
Net tax appreciation (depreciation) of investments	$288,790,529

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2013